Leases - Additional Information (Details)								1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 11, 2020 USD ($)	Mar. 06, 2020 USD ($) ft²	Dec. 13, 2019 USD ($) ft²	Jun. 12, 2019 USD ($) ft²	Jun. 01, 2019 ft²	Mar. 01, 2019 USD ($) ft²	Jun. 01, 2018 ft²	Jan. 31, 2019 USD ($) ft²	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)
Leases (Textual)
Description of incremental borrowing rate										Incremental borrowing rate of 5.5%.
Weighted average remaining operating lease term									4 years 8 months 19 days	4 years 6 months 21 days	4 years 6 months 21 days
Weighted average discount rate									6.01%	6.50%	6.50%
Lease payments		$ 965				$ 54,852		$ 6,316		$ 89,482
Operating lease rate			5.70%			5.50%		5.90%		8.46%	8.46%
Lease liability								$ 44,588	$ 2,971,673	$ 2,212,548	$ 2,212,548
Lease area square feet | ft²		23,300	15,289			2,390	7,432	5,533
Right-of-use asset and lease liability		$ 1,048,058	$ 1,540,142						2,878,467	$ 2,199,682	2,199,682
Bargain purchase option		1
Reduction of the right-of-use asset and lease liability									101,438
Right-of-use asset and finance lease liability		$ 18,009
Finance lease maturity date		Oct. 01, 2021
Subsequent Event [Member]
Leases (Textual)
Lease payments	$ 1,482
Bargain purchase option	1
Right-of-use asset and finance lease liability	$ 35,562
Finance lease maturity date	Jun. 11, 2022
VEO [Member]
Leases (Textual)
Lease payments											$ 341,200
Operating lease rate										5.70%	5.70%
Lease area square feet | ft²					3,031
DragonWave [Member]
Leases (Textual)
Lease payments				$ 10,708
Lease area square feet | ft²				13,541
Minimum [Member]
Leases (Textual)
Lease payments			27,074						17,600
Lease liability						$ 2,091				$ 5,351	$ 5,351
Minimum [Member] | VEO [Member]
Leases (Textual)
Lease payments											6,800
Maximum [Member]
Leases (Textual)
Lease payments			$ 29,622						$ 20,903
Lease liability						$ 2,188				$ 5,717	5,717
Maximum [Member] | VEO [Member]
Leases (Textual)
Lease payments											$ 7,654